Organization - Schedule of Assets, Liabilities, and Cash Flows of VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Variable Interest Entity [Line Items]
Current assets	¥ 24,424,931		¥ 23,325,718		$ 3,541,282
Non-current assets	5,290,888		5,073,717		767,107
Total assets	29,715,819		28,399,435		4,308,389
Accrued expenses and other payables	2,537,281		2,044,597		367,870
Advance from customers	96,047		123,370		13,926
Total current liabilities (including current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB375,845 and RMB367,505 (US$ 53,283) as of December 31, 2021 and 2022, respectively)	4,058,676		3,986,219		588,452
Other liabilities	50,591		28,619		7,335
Deferred tax liabilities	517,926		576,798		75,092
Total non-current liabilities	568,517		605,417		82,427
Total liabilities	4,627,193		4,591,636		670,879
Net revenues	6,940,828	$ 1,006,325	7,237,004	¥ 8,658,559
Net income/(loss)	1,855,174	268,976	2,248,785	3,275,658
VIEs [Member]
Variable Interest Entity [Line Items]
Current assets	745,057		735,968		108,023
Non-current assets	1,837,711		1,922,848		266,443
Total assets	2,582,768		2,658,816		374,466
Accrued expenses and other payables	253,681		255,661		36,780
Advance from customers	65,150		88,699		9,446
Deferred revenue	36,099		31,485		5,234
Due to Affiliate, Current	569,034		524,983		82,503
Total current liabilities (including current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB375,845 and RMB367,505 (US$ 53,283) as of December 31, 2021 and 2022, respectively)	923,964		900,828		133,963
Other liabilities	6,542		4,202		947
Deferred tax liabilities	41,919		56,462		6,078
Total non-current liabilities	48,461		60,664		7,025
Total liabilities	972,425		961,492		140,988
Net assets	1,610,343		1,697,324		$ 233,478
Net income/(loss)	(85,283)	(12,365)	(89,397)	23,342
Net cash generated (used in)/ from operating activities	19,289	2,797	411,966	23,147
Net cash generated/(used in) from investing activities	(812,606)	(117,817)	(386,343)	193,190
Net cash generated from financing activities	666,853	96,685	163,424	0
VIEs [Member] | Inter Company Revenues [Member]
Variable Interest Entity [Line Items]
Net revenues	160,272	23,237	131,524	173,299
VIEs [Member] | Third Party Revenues [Member]
Variable Interest Entity [Line Items]
Net revenues	¥ 882,276	$ 127,918	¥ 948,520	¥ 700,608